Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 47,403	$ 360,859	$ 266,870	$ 183,278
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,598	16,567	17,765	18,730
Change in deferred charges and other assets	8	10	26	30
Impairment of long-lived assets		47	969	784
Share-based compensation expense			8	59
Accrued severance pay and other long-term liabilities, net	(210)	(230)	55	(786)
Loss on sale of long-lived assets	22	44	13	526
Realized (gain) loss on sale of marketable securities		(23)	(57)	45
Change in derivative instruments, net	(3,392)	4,181	1,550	5,239
Effect of exchange differences on inter-company balances	2,104	(11,670)	(1,510)	(3,249)
Increase (decrease) in long-term debt due to currency fluctuations	814	1,137	440	(1,835)
Deferred income taxes, net	4,075	(23,708)	(18,822)	(21,374)
(Increase) decrease in trade receivables, net	9,879	(19,755)	(8,912)	(47,565)
Increase in other receivables, prepaid expenses and other	(535)	(1,557)	(1,339)	(622)
Increase in inventories, net	(1,583)	(10,697)	(630)	(24,464)
Increase in long-term receivables, prepaid expenses and other	53	64	301	196
(Increase) decrease in income tax receivables		(17,930)		291
Increase (decrease) in trade payables	(521)	1,804	(3,483)	1,664
Increase in other accounts payable and accrued expenses	3,241	50,686	43,500	26,603
Increase (decrease) in income tax payables	12,138	7,815	(48,094)	43,857
Net cash provided by operating activities	78,094	357,644	248,650	181,407
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,610)	(21,249)	(9,466)	(6,293)
Investment in other intangible assets		(4,555)	(777)
(Investment in) proceeds from short-term bank deposits	18,045	(120,648)	(241,671)	(60,033)
Proceeds from (investment in) restricted bank deposits	4,014	7,203	8,224	(15,562)
(Investment in) proceeds from long-term deposits and other assets	18	(33,956)	(5,000)	74
(Investment in) proceeds from marketable securities, net	(4,909)	(100)	4,758	1,053
Proceeds from sale of long-lived assets	28	8	1	431
Net cash (used in) provided by investing activities	15,586	(173,297)	(243,931)	(80,330)
Cash flows from financing activities:
Excess tax benefits from share-based payment arrangements		149	838
Proceeds from issuance of shares, net	7	1,262	6,584	8,850
Purchase of treasury stock		(192,999)
Repayment of long-term debt	(6,595)	(11,874)	(10,748)	(12,898)
Net cash used in financing activities	(6,588)	(203,462)	(3,326)	(4,048)
Effect of exchange rate changes on cash and cash equivalents	1,173	(8,202)	(2,375)	(1,172)
(Decrease) increase in cash and cash equivalents	88,265	(27,317)	(982)	95,857
Cash and cash equivalents at the beginning of the period	150,001	237,284	238,266	54,144
Cash and cash equivalents at the end of the period	238,266	209,967	237,284	150,001
Cash paid during the year for:
Interest	216	1,695	2,230	3,447
Income taxes	1,039	117,409	133,612	5,102
Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 633	$ 1,714	$ 1,573	$ 790